Convertible preferred stock and equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Convertible Preferred Stock

Preferred stock as of March 31, 2021, consisted of the following (in thousands, except per share amounts):

	Issuance Start Date	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying value	Liquidation Preference

Series Seed	July 14, 2014	3,971	3,971	$0.60	$1,768	$4,978
Series Seed	April 29, 2015	4,000	4,000	0.63	2,479	5,101
Series A	January 19, 2016	15,231	15,231	0.75	11,110	11,367
Series A-1	May 5, 2017	8,464	8,464	1.18	9,737	10,000
Series B	July 30, 2018	15,983	15,983	3.13	50,000	50,000
Series B--2019 Convertible Notes conversion at 10% discount	July 30, 2018	2,753	2,753	2.82	8,601	7,752
Series B-1	May 20, 2019	18,112	17,977	3.74	66,842	67,300
Series B-2	May 20, 2019	2,690	2,690	3.37	10,068	9,064

Total		71,204	71,069		$160,605	$165,562

Preferred stock as of December 31, 2020, consisted of the following (in thousands, except per share amounts):

	Issuance Start Date	Shares Authorized	Shares issued and Outstanding	Issuance Price Per Share	Carrying value	Liquidation Preference
Series Seed	July 14, 2014	3,971	3,971	$0.60	$1,768	$4,978
Series Seed	April 29, 2015	4,000	4,000	0.63	2,479	5,101
Series A	January 19, 2016	15,231	15,231	0.75	11,110	11,367
Series A-1	May 5, 2017	8,464	8,464	1.18	9,737	10,000
Series B	July 30, 2018	15,983	15,983	3.13	50,000	50,000
Series B—2019 Convertible Notes conversion at 10% discount	July 30, 2018	2,753	2,753	2.82	8,601	7,752
Series B-1	May 20, 2019	18,112	17,977	3.74	66,842	67,300
Series B-2	May 20, 2019	2,690	2,690	3.37	10,068	9,064

Total		71,204	71,069		$160,605	$165,562

Schedule of Shares of Common Stock Reserved for Future Issuance

The Company had reserved shares of common stock for future issuance as of March 31, 2021 and December 31, 2020, respectively, as follows (in thousands):

	March 31, 2021	December 31, 2020
Conversion of outstanding redeemable convertible preferred stock	71,069	71,069
Stock options issued and outstanding	18,891	24,179
Warrants issued and outstanding	282	354
Remaining shares available for future issuance	845	1,003

Total	91,087	96,605

The Company had reserved shares of common stock for future issuance as of December 31, 2020 and 2019, respectively, as follows (in thousands):

	2020	2019
Conversion of outstanding redeemable convertible preferred stock	71,069	68,318
Stock options issued and outstanding	24,179	21,448
Warrants issued and outstanding.	354	261
Remaining shares available for future issuance	1,003	3,869

Total	96,605	93,896

Schedule of Key Inputs to Calculate Fair Value of Warrants

Key inputs to calculate the fair value of the warrants using the Black-Scholes pricing model were as follows:

	March 31, 2021	December 31, 2020
Expected term	10 -12 years	10 - 12 years
Volatility	61 -.61.2%	55.0 - 61.0%
Risk-free interest rate	0.93-1.74%	0.68 - 0.93%
Dividend yield	0%	0%

Key inputs to calculate the fair value of the warrants using the Black-Scholes pricing model were as follows:

	2020	2019
Expected term	10-12 years	10 years
Volatility	55.0 – 61.0%	55.0%
Risk-free interest rate	0.68 – 0.93%	2.03%
Dividend yield	0%	0%